Document and Entity Information	12 Months Ended
Nov. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Jul. 31, 2012
Registrant Name	ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND INC
Central Index Key	0000920701
Amendment Flag	false
Document Creation Date	Jun. 27, 2013
Document Effective Date	Jun. 27, 2013
Prospectus Date	Nov. 01, 2012